LOANS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Summary of loans receivable

A summary of the Company’s loans receivables is presented as follows:

	As of December 31, 2018	As of December 31, 2019
	US$’000	US$’000
Personal loans	127,680	63,395
Total Loans receivable	127,680	63,395

Allowance for loan losses
Individually assessed	546	538
Collectively assessed	3,283	2,367
Loans receivable, net	123,851	60,490

Current portion	117,602	60,490
Non-current portion	6,249	—

Financing Receivable Credit Quality Indicators

The following table summarizes the Company’s loan portfolio by credit quality indicator as of December 31, 2018 and 2019, respectively:

	As of December 31,		As of December 31,
Internal credit risk rating	2018	%	2019	%
	US$		US$
Pass	121,931	96.0	52,197	82.3
Special attention	1,383	1.0	1,873	3.0
Non-performing	4,366	3.0	9,325	14.7

Total	127,680	100	63,395	100

Past Due Financing Receivables

The following tables represent the aging of loans by portfolio segment as of December 31, 2018 and 2019, respectively:

	90‑179 days	180‑365 days	Over 1 year			Total
As of December 31, 2019	past due	past due	past due	Total	Current	loans
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Personal loans	2,283	2,669	4,998	9,950	53,445	63,395

Total	2,283	2,669	4,998	9,950	53,445	63,395

	90‑179 days	180‑365 days	Over 1 year			Total
As of December 31, 2018	past due	past due	past due	Total	Current	loans
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Personal loans	1,717	164	3,345	5,226	122,454	127,680

Total	1,717	164	3,345	5,226	122,454	127,680

Allowance for Credit Losses on Financing Receivables

The following tables present the activity in the allowance for loan losses in loans receivable by loan portfolio as of and for the years ended December 31,2017, 2018 and 2019, respectively:

	For the year ended
	December 31,
Personal Loans	2017	2018	2019
Beginning balance	3,736	4,916	3,829
Provision	1,180	2,776	3,737
Reversal	—	(3,660)	(4,610)
Foreign currency translation adjustments	—	(203)	(51)

Ending balance	4,916	3,829	2,905
Ending balance: individually evaluated for impairment	574	546	538
Ending balance: collectively evaluated for impairment	4,342	3,283	2,367
Loans
Of which individually evaluated for impairment	4,377	546	538
Of which collectively evaluated for impairment	144,551	127,134	62,857